STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 02, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	May 22, 2019
Class of Stock [Line Items]
Common stock capitalized	2,000,000,000
Preferred stock capitalized	5,000,000
Common stock, shares authorized			2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares outstanding			1,211,495,162	770,883,602	1,372,757,161
Common stock, shares issued			1,211,495,162	770,883,602	1,372,757,161
Shares returned by former officer, shares				4,555,918
Shares returned by former officer, amount				$ 456
Common stock, shares issued for service, amount				$ 3,368
Profit upon extinguishment of debt		$ 80,227
Preferred stock, shares authorized			20,000,000	20,000,000	20,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding			4,126,776	4,126,776	4,250,579
Preferred stock, shares issued			4,126,776	4,126,776	4,250,579
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Stage It Corp [Member]
Class of Stock [Line Items]
Common stock, shares authorized			20,000,000	20,000,000	20,000,000
Common stock, shares outstanding			972,614	972,614	972,614
Common stock, shares issued			972,614	972,614	972,614
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock conversion, description			Each share of preferred stock is convertible to common stock on a 1 for 1 basis
Two Convertible Noteholders [Member]
Class of Stock [Line Items]
warrants issued				15,800,319
Strike price				$ 0.00475
Financing expense				$ 36,533
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			20,000,000	20,000,000	20,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding			4,126,776	4,126,776	4,250,579
Preferred stock, shares issued			4,126,776	4,126,776	4,250,579
Preferred stock, designated						4,126,776
Non Redeemable Preferred Stock A [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, par value			$ 0.0001
Non Redeemable Preferred Stock A 1 [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, par value			0.0001
Non Redeemable Preferred Stock A 2 [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, par value			0.0001
Non Redeemable Preferred Stock A 3 [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, par value			$ 0.0001
Preferred Stock A [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			400,000	400,000	400,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding			40,000	40,000	40,000
Preferred stock, shares issued			40,000	40,000	40,000
Preferred Stock A 1 [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			3,000,000	3,000,000	3,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding			246,543	246,543	246,543
Preferred stock, shares issued			246,543	246,543	246,543
Preferred Stock A 2 [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			2,000,000	2,000,000	2,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding			200,000	200,000	200,000
Preferred stock, shares issued			200,000	200,000	200,000
Preferred Stock A 3 [Member] | Stage It Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			300,000	300,000	300,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding			196,522	196,522	196,522
Preferred stock, shares issued			196,522	196,522	196,522
Vendor supplied consulting services [Member]
Class of Stock [Line Items]
Common stock, shares issued for services, shares			500,000	2,500,000
Common stock, shares issued for service, amount			$ 150	$ 3,368
Shares price				$ 27,096
Shares price per share				$ 0.05
Shares issued				541,912
Trading price of shares				$ 0.0013
Profit upon extinguishment of debt				$ 26,391